Long-term Debt Long-term Debt (Details) - USD ($)	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015	Aug. 31, 2016	Aug. 26, 2016	Aug. 04, 2016
Debt Instrument [Line Items]
Face amount of debt	$ 605,000,000	$ 1,250,000,000
Interest rate	3.75%	6.00%
Conversion of stock (in shares)	60,500,000	125,000,000
Conversion price (in dollars per share)	$ 10.00	$ 10.00
Redemption period, end date	Nov. 13, 2020	Nov. 13, 2016
Interest rate in event of default	7.75%	10.00%
Percentage change of control	115.00%	115.00%
Ownership percentage by arms length party, common shares	35.00%	35.00%
Ownership percentage, common shares	50.00%	50.00%
Long-term debt	$ 591,000,000	$ 1,277,000,000
Unpaid principal balance	605,000,000
Debentures fair value adjustment	24,000,000	(430,000,000)	$ 80,000,000
Interest expense, debt		75,000,000	0
Periodic payment, interest	6,000,000
Related party principal amounts of 6% debentures owned	500,000,000
Related party principal amounts of 3.75% debenture owned	$ 500,000,000
NCIB allowable principal amount of debenture for repurchase						$ 125,000,000
Repurchase amount - principal				$ 5,000,000
Repurchase amount				$ 5,300,000	$ 1,330,000,000
Debt instrument repurchased - interest amount					$ 19,000,000
Repurchase date	Sep. 02, 2016
Selling Marketing And Administration Expenses
Debt Instrument [Line Items]
Interest expense, debt	$ 48,000,000	$ 75,000,000	$ 75,000,000
3.75% Debenture
Debt Instrument [Line Items]
Aggregate differences	(14,000,000)
6% Debenture
Debt Instrument [Line Items]
Aggregate differences	$ 38,000,000
3.75% Debenture
Debt Instrument [Line Items]
Interest rate	3.75%
Percent of debt holders (not less than)	25.00%
Par value of convertible debentures	$ 1,000
Convertible debt, number of shares upon conversion (in shares)	100
6% Debenture
Debt Instrument [Line Items]
Interest rate	6.00%